Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 593,274	¥ 551,320
Service cost	25,875	23,331	21,759
Interest cost	12,354	12,636	12,535
Amendments	(1,913)	(423)
Actuarial (gain) loss	14,845	22,290
Benefits paid	(17,511)	(15,880)
Benefit obligations at end of year	626,924	593,274	551,320
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208
Actual return on plan assets	(17,285)	4,533
Employer contributions	22,282	13,283
Benefits paid	(16,351)	(14,934)
Fair value of plan assets at end of year	448,736	460,090	457,208
Funded status at end of year	(178,188)	(133,184)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	261,130	94,170
Service cost	5,756	5,660	2,426
Interest cost	12,748	11,792	4,251
Plan participants' contributions	2,680	2,460
Amendments		(149)
Actuarial (gain) loss	3,872	(5,946)
Benefits paid	(8,234)	(7,458)
Acquisition		198,754
Foreign currency exchange rate changes	(15,822)	(38,153)
Benefit obligations at end of year	262,130	261,130	94,170
Change in plan assets:
Fair value of plan assets at beginning of year	197,835	75,058
Actual return on plan assets	2,335	19,307
Employer contributions	8,228	8,152
Plan participants' contributions	2,680	2,460
Benefits paid	(8,201)	(7,413)
Acquisition		128,043
Foreign currency exchange rate changes	(10,844)	(27,772)
Fair value of plan assets at end of year	192,033	197,835	75,058
Funded status at end of year	¥ (70,097)	¥ (63,295)